Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Hartford Schroders Global Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Schroders Global Strategic Bond Fund
Supplement [Text Block]	hmfiic_SupplementTextBlock

JULY 31, 2018

SUPPLEMENT TO

hartford SCHRODERS funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)

Under the heading “Hartford Schroders Global Strategic Bond Fund Summary Section – Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of three broad-based market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Return Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017 (including sales charges)
Supplement One [Text Block]	hmfiic_SupplementOneTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.
Hartford Schroders Global Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(3.39%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.41%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(1.40%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(0.55%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.19%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.61%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.61%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class SDR - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	1.54%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	(3.39%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.52%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	(1.92%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.56%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | ICE BofAML US 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	0.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.35%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]
Hartford Schroders Global Strategic Bond Fund | 3-Month USD Fixed LIBOR
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2014	[1]

[1]	Effective July 31, 2018, the Fund changed its benchmark, the 3-Month USD Fixed LIBOR, to the ICE BofAML US 3-Month Treasury Bill Index, due to the U.K. Financial Conduct Authority's plan to phase out the London Interbank Offered Rate (LIBOR). In addition, the Fund added Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index as a secondary benchmark, effective as of the same date. The 3-Month USD Fixed LIBOR reflects the returns of the ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity.